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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-23C-1

                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
      SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

     (See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate.)

               REPORT FOR CALENDAR MONTH ENDING February 28, 2001
                                               -------------------

                          Franklin Capital Corporation
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               (Name of registered closed-end investment company)

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                                                  Approximate
                                                     Asset
                                                   Value or
                                                  Approximate
                                                 Asset Coverage
  Date of                    Number of   Price     Per Share     Name of Seller
    Each     Identification    Shares     Per        at Time         or of
Transaction   of Security    Purchased   Share    of Purchase   Seller's Broker
--------------------------------------------------------------------------------
                                                                First New York
February     Franklin          400       $6.12      $5.04       Securities Corp.
23, 2001     Capital
             Corporation
             Common Stock

























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REMARKS:

                                              Franklin Capital Corporation
                                       -----------------------------------------
                                                   Name of Registrant

                                    By /s/            Hiram Lazar
                                       -----------------------------------------
                                                         (Name)

Date of Statement:   March 7, 2001              Chief Financial Officer
-------------------------------------  -----------------------------------------
                                                        (Title)

      POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CORRECTLY VALID OMB CONTROL NUMBER.

                                                                 SEC 1580 (5-97)